Restructuring and Other Costs - Schedule of Changes in Restructuring Accrual Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring And Other Costs [Abstract]
Accrual at beginning of fiscal year	$ 47.4	$ 44.8	$ 21.4
Accruals acquired in acquisition		3.5
Additional accruals	16.5	63.2	75.3
Payments	(29.8)	(53.3)	(51.9)
Adjustment to accruals	(1.0)	(10.8)
Foreign currency rate changes	(1.5)
Accrual at end of fiscal year	$ 31.6	$ 47.4	$ 44.8